THE REPUBLIC FUNDS

                          Republic Overseas Equity Fund

                        Supplement dated October 1, 1996
                       to Prospectus dated August 1, 1996



         Effective October 1, 1996, BISYS Fund Services serves as Administrator, Distributor and Sponsor for the Trust on substantially the same terms as Signature Broker-Dealer Services Inc.

         In addition, the Trust has changed the telephone number for shareholder services to (888) 525-5757. Shareholders should continue to direct mail to the address(es) referenced in their Fund's Prospectus.

         The following information is added to the Prospectus immediately following the first paragraph of the section titled "PERFORMANCE INFORMATION":

         The following table sets forth the average annual total returns of all relevant institutional private accounts and collective investment vehicles managed by the Sub-Adviser with general investment objectives and policies substantially similar to the Fund and the Portfolio and which have been managed as the Portfolio has been, and is expected to be, managed.

         The composite data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against the specified market index and does not represent the performance of the Fund or the Portfolio. While the Fund was not operational before August 1, 1996 and has no performance history to compare to the Sub-Adviser composite or the specified index, the Portfolio has been operational since January 9, 1995. Accordingly, a Fund composite reflecting the Portfolio's performance, adjusted to assume that all charges, expenses and fees of the Fund currently in effect were deducted during the relevant time periods, is also provided below. Investors should not consider this composite performance data as an indication of future performance of the Fund, the Portfolio or the Sub-Adviser.

         The institutional private accounts and collective investment vehicles that are included in the Sub-Adviser's composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund and the Portfolio by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Sub-Adviser's composite could have been adversely affected if the institutional private accounts and collective investment vehicles included in the composite had been regulated as investment companies under the federal securities laws.

         The Sub-Adviser's composite returns (which reflect the reinvestment of all dividends) for each period are based upon the Sub-Adviser's historical results, but have been adjusted by assuming that all charges, expenses and fees of the Fund and the Portfolio which are currently in effect (as measured by the current expense ratios of the Fund and the Portfolio) were deducted during such periods, and are calculated in accordance with

         Securities and Exchange Commission guidelines. The investment results of the Sub- Adviser's composite presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

                                             Annualized Returns

                             Sub-Adviser    MSCI EAFE
                             Composite      Index(2)     Fund Composite

1 Year(1)..................    16.21%        13.62%          16.75%

Since Portfolio Inception
(1/9/95)...................      N/A         12.59%          13.45%

5 Years(1).................    12.24%        10.33%            N/A

10 Years(1)................    11.52%        10.57%            N/A

-------------
(1)      Through June 30, 1996.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index includes 1112 companies in twenty countries representing the stock markets of Europe, Australia, New Zealand and the Far East. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges. The MSCI EAFE Index is capitalization weighted in U.S. dollars and includes dividends.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                               THE REPUBLIC FUNDS

                               Republic Bond Fund

                        Supplement dated October 1, 1996
                       to Prospectus dated August 1, 1996


         Effective October 1, 1996, BISYS Fund Services serves as Administrator, Distributor and Sponsor for the Trust on substantially the same terms as Signature Broker-Dealer Services Inc.

         In addition, the Trust has changed the telephone number for shareholder services to (888) 525-5757. Shareholders should continue to direct mail to the address(es) referenced in their Fund's Prospectus.

         The following information is added to the Prospectus immediately following the first paragraph of the section titled "PERFORMANCE INFORMATION":

         The following table sets forth the average annual total returns of all institutional separate accounts managed by the Sub-Adviser with investment objectives, policies and restrictions substantially similar to the Fund and the Portfolio and which have been managed as the Portfolio has been, and is expected to be, managed.

         The composite data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against the specified market index and does not represent the performance of the Fund or the Portfolio. While the Fund was not operational before August 1, 1996 and has no performance history to compare to the Sub-Adviser composite or the specified index, the Portfolio has been operational since January 9, 1995. Accordingly, a Fund composite reflecting the Portfolio's performance, adjusted to assume that all charges, expenses and fees of the Fund currently in effect were deducted during the relevant time periods, is also provided below. Investors should not consider this composite performance data as an indication of future performance of the Fund, the Portfolio or the Sub-Adviser.

         The institutional separate accounts that are included in the Sub-Adviser's composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund and the Portfolio by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Sub-Adviser's composite could have been adversely affected if the institutional separate accounts included in the composite had been regulated as investment companies under the federal securities laws.

         Returns for each period assume reinvestment of all net investment income, are adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are currently in effect (as measured by the current expense ratios of the Fund and the Portfolio) were deducted during such periods, and are calculated in accordance with Securities and Exchange Commission guidelines. The investment results of the Sub- Adviser's composite presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

                                                Annualized Returns

                             Sub-Adviser      Salomon BIG
                              Composite        Index(2)      Fund Composite

1 Year(1)...................     7.62%           4.98%            5.56%

Since Portfolio Inception
1/9/95.......................     N/A           11.21%           10.66%

5 Years(1)..................     9.29%           8.34%             N/A

10 Years(1).................     8.72%           8.61%             N/A

-------------
(1)      Through June 30, 1996.
(2) The Salomon Broad Investment Grade Bond Index is a market-capitalization-based total return index containing U.S. fixed rate issues having a maturity of greater than one year and at least $25 million outstanding. The Salomon BIG Index includes Treasury, Government-sponsored, mortgage-backed, and investment grade corporate issues.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE